Data Compare Summary (Total)
Run Date -XXX/XX/XXXX 5:54:17 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	1	84	1.19%	84
Amortization Term	0	2	0.00%	84
Amortization Type	0	2	0.00%	84
Borrower First Name	2	2	100.00%	84
Borrower Last Name	2	2	100.00%	84
Cash To Borrower	0	2	0.00%	84
City	1	84	1.19%	84
Contract Sales Price	0	34	0.00%	84
Doc Type	69	72	95.83%	84
First Payment Date	0	2	0.00%	84
Interest Only	0	2	0.00%	84
Lien Position	0	2	0.00%	84
LTV Valuation Value	2	84	2.38%	84
Margin	30	82	36.59%	84
Maturity Date	0	2	0.00%	84
Occupancy	0	84	0.00%	84
Original CLTV	0	2	0.00%	84
Original Interest Rate	1	84	1.19%	84
Original Loan Amount	0	84	0.00%	84
Original LTV	2	84	2.38%	84
Original P&I	1	2	50.00%	84
Original Term	0	84	0.00%	84
Prepayment Penalty Period (months)	0	2	0.00%	84
Property Type	25	84	29.76%	84
Purpose	0	84	0.00%	84
Refi Purpose	0	50	0.00%	84
Representative FICO	6	84	7.14%	84
State	0	84	0.00%	84
Street	0	2	0.00%	84
Zip	0	2	0.00%	84
Total	142	1,274	11.15%	84